UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8644
Variable Insurance Funds
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

CHOICE VIT MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (50.1%)
Banks (1.5%)
U.S. Bancorp	1,400	$40,460
Beverages (0.6%)
Coca-Cola Co.	400	16,020
Commercial Services (1.0%)
Paychex, Inc.	900	27,135
Cosmetics & Toiletries (2.4%)
Colgate-Palmolive Co.	1,400	63,252
Electronic Components (1.5%)
PerkinElmer, Inc.	2,300	39,606
Financial Services (2.3%)
Citigroup, Inc.	800	35,296
Fannie Mae	400	25,360
		60,656
Insurance (4.0%)
American International Group, Inc.	400	27,196
Hartford Financial Services Group, Inc.	600	37,158
Lincoln National Corp.	900	42,300
		106,654
Manufacturing (1.6%)
Dover Corp.	1,100	42,757
Medical (2.3%)
Pfizer, Inc.	2,000	61,200
Mutual Funds (8.9%)
Materials Select Sector SPDR Trust	1,500	41,325
SPDR Trust Series 1	1,300	145,314
Utilities Select Sector SPDR Trust	1,800	45,090
		231,729
Networking Products (4.1%)
3Com Corp. *	10,000	42,200
Cisco Systems, Inc. *	3,600	65,160
		107,360
Oil & Gas (2.2%)
Galaxy Energy Corp. *	7,500	11,250
Veritas DGC, Inc. *	2,100	47,838
		59,088
Paper & Related Products (1.7%)
International Paper Co.	1,100	44,451
Restaurants (2.2%)
Wendy’s International, Inc.	1,700	57,120
Retail (5.2%)
Lowe’s Companies, Inc.	1,200	65,220
Office Depot, Inc. *	1,200	18,036
RadioShack Corp.	1,400	40,096
Talbots, Inc.	600	14,874
		138,226
Semiconductors (2.6%)
Applied Micro Circuits Corp. *	400	1,252

Integrated Device Technology, Inc. *	3,000	28,590
Intel Corp.	1,100	22,066
Intersil Corp., Class A	100	1,593
Marvell Technology Group Ltd. *	600	15,678
		69,179
Software (2.8%)
Microsoft Corp.	2,700	74,655
Tobacco (1.8%)
Altria Group, Inc.	1,000	47,040
Tools & Accessories (1.4%)
Stanley Works	900	38,277
Total Common Stocks		1,324,865

Warrants (0.0%)
Oil & Gas (0.0%)
Galaxy Energy Corp., 0.00%, 3/16/20	4,700	0
Total Warrants		0

Total Investments (Cost $1,331,907) (a) - 50.1%		1,324,865
Other Assets in Excess of Liabilities - 49.9%		1,321,207
NET ASSETS - 100.0%		$2,646,072

(a)          Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized appreciation	$14,895
Unrealized depreciation	(21,937)
Net unrealized depreciation	$(7,042)

*  Non-income producing security.

SPDR - Standard and Poor’s Depositary Receipt

CHOICE VIT MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (SOLD SHORT)

September 30, 2004

(Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (45.9%)
Agriculture (1.7%)
Archer-Daniels-Midland Co.	2,600	$44,148
Audio & Video Products (0.8%)
Harman International Industries, Inc.	200	21,550
Beverages (0.6%)
PepsiCo, Inc.	300	14,595
Building Products (1.6%)
American Standard Companies, Inc. *	1,100	42,801
Computers (0.8%)
Dell, Inc. *	600	21,360
Cosmetics & Toiletries (0.8%)
Avon Products, Inc.	500	21,840
Electric - Integrated (1.6%)
ALLETE, Inc.	1,300	42,250
Financial Services (0.5%)
Freddie Mac	200	13,048
Insurance (1.5%)
MetLife, Inc.	1,000	38,650
Internet (1.9%)
eBay, Inc. *	300	27,582
Yahoo!, Inc. *	700	23,737
		51,319
Medical (3.3%)
Abbott Laboratories	1,100	46,596
Zimmer Holdings, Inc. *	500	39,520
		86,116
Mining (1.6%)
BHP Billiton Ltd. - ADR	2,000	41,500
Mutual Funds (1.7%)
Energy Select Sector SPDR Trust	1,300	45,500
Networking Products (0.5%)
Juniper Networks, Inc. *	600	14,160
Oil & Gas (4.9%)
Halliburton Co.	1,200	40,428
Tesoro Petroleum Corp. *	1,600	47,248
Veritas DGC, Inc. *	1,900	43,282
		130,958
Restaurants (3.5%)
McDonald’s Corp.	1,400	39,242
Sonic Corp. *	2,100	53,823
		93,065
Retail (10.0%)
Best Buy Company, Inc.	700	37,968
BJ’s Wholesale Club, Inc. *	700	19,138
Home Depot, Inc.	1,100	43,120
Limited Brands, Inc.	2,000	44,580
Lowe’s Companies, Inc.	1,600	86,960
Staples, Inc.	600	17,892

Target Corp.	300	13,575
		263,233
Semiconductors (1.5%)
Altera Corp. *	600	11,742
ATI Technologies, Inc. *	1,000	15,330
Broadcom Corp., Class A *	500	13,645
		40,717
Software (1.4%)
Automatic Data Processing, Inc.	600	24,792
BMC Software, Inc. *	800	12,648
		37,440
Telecommunications (4.2%)
Avaya, Inc. *	2,500	34,850
Ericsson LM - ADR *	1,300	40,612
Lucent Technologies, Inc. *	3,200	10,144
Motorola, Inc.	1,000	18,040
QUALCOMM, Inc.	200	7,808
		111,454
Tools & Accessories (1.5%)
Black & Decker Corp.	500	38,720
Total Securities Sold Short (Proceeds $1,187,721)		$1,214,424

 *  Non-income producing security.

ADR  - American Depositary Receipt

SPDR - Standard and Poor’s Depositary Receipt

CHOICE VIT MARKET NEUTRAL FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the mean between the last bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees by Choice Investment Management, LLC (the “Adviser”) pursuant to methods and guidelines established by the Board of Trustees.  Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income—Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income and/or expense is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Positions—When the Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short.  A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale.  The Fund is liable for any dividends paid on securities sold short.  Dividends on short sales are included as Dividend Expense for Securities Sold Short on the Statement of Operations.  Until the Fund replaces the borrowed security, the Fund will segregate cash and/or other liquid securities to sufficiently cover its short position on a daily basis.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)*	/s/ Adam S. Ness	Adam S. Ness, Treasurer

Date	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter B. Grimm	Walter B. Grimm, President

Date	November 18, 2004

By (Signature and Title)*	/s/ Adam S. Ness	Adam S. Ness, Treasurer

Date	November 18, 2004

* Print the name and title of each signing officer under his or her signature.